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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               -----------

This Amendment (Check only one.):     |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bristlecone Value Partners, LLC
           -------------------------------------------------
Address:   10880 Wilshire Boulevard,
           -------------------------------------------------
           Suite 880
           -------------------------------------------------
           Los Angeles, CA  90024
           -------------------------------------------------

Form 13F File Number:  28 -
                            --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jean-Luc Nouzille
             -----------------------------------------------
Title:       Managing Partner
             -----------------------------------------------
Phone:       310-806-4141
             -----------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Jean-Luc Nouzille           Los Angeles, CA                2-11-05
 -----------------------    ---------------------------   ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None







SEC 1685 (3-01)  Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         ---------------------

Form 13F Information Table Entry Total:  34
                                         ---------------------

Form 13F Information Table Value Total:  569,702
                                         ---------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

                                                     FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                             TITLE OF                 VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER           CLASS        CUSIP     (X$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGER    SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP.                 COM       020002101   $24,093   465,830     SH        SOLE                  457,850            7,980
ALLTEL CORP.                   COM       020039103   $21,586   367,352     SH        SOLE                  361,203            6,149
AON CORP.                      COM       037389103   $14,040   588,441     SH        SOLE                  578,441            10,000
BANK OF AMERICA CORP.          COM       060505104   $12,787   272,114     SH        SOLE                  266,211            5,903
BRISTOL-MYERS SQUIBB CO.       COM       110122108   $17,609   687,298     SH        SOLE                  675,453            11,845
CITIGROUP, INC.                COM       172967101   $9,848    204,410     SH        SOLE                  201,012            3,398
DUKE ENERGY CORP.              COM       264399106   $8,344    329,408     SH        SOLE                  324,008            5,400
ELECTRONIC DATA SYSTEM
  CORP.                        COM       285661104   $21,988   951,870     SH        SOLE                  935,575            16,295
EMERSON ELECTRIC CO.           COM       291011104   $16,276   232,177     SH        SOLE                  227,827            4,350
EXXON MOBIL CORP.              COM       30231G102   $17,030   332,222     SH        SOLE                  326,547            5,675
FIRST DATA CORP.               COM       319963104   $8,016    188,433     SH        SOLE                  185,283            3,150
GENERAL DYNAMICS CORP.         COM       369550108   $21,444   205,012     SH        SOLE                  201,542            3,470
KEYCORP                        COM       493267108   $21,626   637,947     SH        SOLE                  627,112            10,835
KROGER CO. (THE)               COM       501044101   $24,081   1,372,941   SH        SOLE                  1,349,036          23,905
LIBERTY MEDIA CORP             COM       530718105   $12,767   1,162,783   SH        SOLE                  1,143,288          19,495
MARATHON OIL CORP.             COM       565849106   $18,805   499,996     SH        SOLE                  491,916            8,080
MCDONALD'S CORP.               COM       580135101   $17,412   543,113     SH        SOLE                  533,473            9,640
MERCK & CO., INC.              COM       589331107   $16,601   516,526     SH        SOLE                  507,586            8,940
MERRILL LYNCH & CO., INC.      COM       590188108   $13,621   227,884     SH        SOLE                  224,019            3,865
NEWELL RUBBERMAID, INC.        COM       651229106   $24,497   1,012,675   SH        SOLE                  995,185            17,490
PNC FINANCIAL SERVICES
  GROUP, INC.                  COM       693475105   $14,666   255,327     SH        SOLE                  251,107            4,220
PEPSICO, INC.                  COM       713448108   $7,713    147,767     SH        SOLE                  145,222            2,545
PFIZER, INC.                   COM       717081103   $16,730   622,162     SH        SOLE                  611,542            10,620
PRAXAIR, INC.                  COM       74005P104   $13,708   310,480     SH        SOLE                  305,250            5,230
SBC COMMUNICATIONS, INC.       COM       78387G103   $21,104   818,944     SH        SOLE                  804,914            14,030
SAFEWAY, INC.                  COM       786514208   $10,869   550,629     SH        SOLE                  540,124            10,505
SPRINT CORP.                   COM       852061100   $5,572    224,231     SH        SOLE                  220,281            3,950
TENET HEALTHCARE CORP.         COM       88033G100   $11,176   1,017,848   SH        SOLE                  1,000,548          17,300
TEXTRON, INC.                  COM       883203101   $22,057   298,875     SH        SOLE                  293,855            5,020



                                                     FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                             TITLE OF                 VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER           CLASS        CUSIP     (X$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGER    SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD         COM       902124106   $29,585   827,778     SH        SOLE                  813,583            14,195
VERIZON COMMUNICATIONS         COM       92343V104   $8,871    218,977     SH        SOLE                  215,305            3,672
WACHOVIA CORP.                 COM       929903102   $18,246   346,879     SH        SOLE                  341,119            5,760
WASHINGTON MUTUAL, INC.        COM       939322103   $23,907   565,453     SH        SOLE                  555,754            9,699
WASTE MANAGEMENT, INC.         COM       94106L109   $23,027   769,101     SH        SOLE                  756,331            12,770







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